Common Stock (Details) (USD $)	1 Months Ended	3 Months Ended		37 Months Ended
	Nov. 22, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Common Stock (Textual)
Common stock shares issued	500,000	3,250,000
Stock issued, price per share	$ 0.01	$ 0.01		$ 0.01
Proceeds from issuance of common stock	$ 5,000	$ 37,500		$ 87,500
Former President [Member]
Common Stock (Textual)
Common stock shares refunded	1,000,000
Stock refunded, price per share	$ 0.01
Proceeds from common stock refunded	$ 10,000